Financial Instruments (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Concentration of Revenues	59.90%	71.50%	76.60%	71.90%
Concentration of accounts receivable	$ 6,848	$ 66,316
Customer A [Member]
Concentration of Revenues	42.70%	30.60%	23.20%	47.30%
Concentration of accounts receivable	$ 2,541	$ 36,845
Customer B [Member]
Concentration of Revenues	16.10%	6.50%	22.30%
Concentration of accounts receivable	$ 3,313	$ 8,337
Customer C [Member]
Concentration of Revenues	1.10%	34.40%	19.10%	24.60%
Concentration of accounts receivable	$ 994	$ 21,134
Customer D [Member]
Concentration of Revenues			12.00%